UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6660

Name of Fund: BlackRock MuniYield Quality Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.7%        $ 3,000    Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75%
                                 due 1/01/2025                                                                           $    3,042
-----------------------------------------------------------------------------------------------------------------------------------
California - 18.7%      4,150    Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                 Refunding Bonds, Subordinate Lien, Series A, 5.45% due 10/01/2012 (a)(n)                     3,371
                        1,250    Anaheim, California, Public Financing Authority, Electric System Distribution
                                 Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (f)                                    1,303
                        2,790    California State, GO, 5.50% due 4/01/2014 (h)                                                3,091
                          150    California State, GO, 5.50% due 4/01/2028                                                      163
                        4,450    California State, GO, Refunding, 5.25% due 9/01/2010 (h)                                     4,689
                        2,300    California State, GO, Refunding, 5.125% due 6/01/2027                                        2,382
                        3,450    California State University, Systemwide Revenue Bonds, Series A, 5% due 11/01/2035 (d)       3,600
                       10,000    California State, Various Purpose, GO, 5.25% due 11/01/2029                                 10,623
                        3,200    California State, Various Purpose, GO, 5.50% due 11/01/2033                                  3,475
                        3,875    Chabot-Las Positas, California, Community College District, GO (Election of 2004),
                                 Series B, 4.812% due 8/01/2025 (a)(n)                                                        1,614
                        1,200    Chino Valley, California, Unified School District, GO (Election of 2002), Series C,
                                 5.25% due 8/01/2030 (g)                                                                      1,296
                        2,150    East Side Union High School District, California, Santa Clara County, GO (Election of
                                 2002), Series D, 5% due 8/01/2026 (b)                                                        2,266
                        1,600    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.50% due 6/01/2013 (b)(h)                                          1,755
                        5,000    Hacienda-La Puente, California, Unified School District, GO (Election of 2000),
                                 Series B, 5% due 8/01/2027 (f)                                                               5,225
                        7,300    Los Angeles, California, Unified School District, GO, Series A, 5% due 7/01/2013 (g)(h)      7,824
                        4,000    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                 Series B-1, 5% due 10/01/2029 (d)                                                            4,189
                        2,275    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                 Series B-1, 5% due 10/01/2036 (d)                                                            2,380
                        2,000    Mount Diablo, California, Unified School District, GO (Election of 2002), 5%
                                 due 7/01/2027 (d)                                                                            2,089
                        2,750    Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (d)                    2,863
                        2,000    Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                 Redevelopment Project), 5.125% due 6/15/2033 (a)                                             2,091

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Quality Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
PCR            Pollution Control Revenue Bonds
S/F            Single-Family

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,100    Sacramento, California, Unified School District, GO (Election of 2002), 5%
                                 due 7/01/2030 (g)                                                                       $    2,218
                        9,000    San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP,
                                 Series A, 5% due 5/01/2032 (g)                                                               9,392
                        2,725    San Mateo County, California, Community College District, GO (Election of 2001),
                                 Series A, 5% due 9/01/2026 (d)                                                               2,837
                        1,950    Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                 due 8/01/2028 (f)                                                                            2,038
                        3,150    Ventura County, California, Community College District, GO (Election of 2002),
                                 Series B, 5% due 8/01/2030 (g)                                                               3,326
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.0%         1,650    Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                 Series A, 5.50% due 3/01/2032 (c)                                                            1,767
                        1,600    Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                 Inc.), Series A, 5.50% due 12/01/2027 (j)                                                    1,702
                        1,000    Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                 Inc.), Series A, 5.50% due 12/01/2033 (j)                                                    1,061
                          985    Colorado Housing and Finance Authority, Revenue Refunding Bonds (S/F Program), AMT,
                                 Series B-2, 6.80% due 2/01/2031 (g)                                                          1,019
                        9,000    E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding Bonds,
                                 Series B, 5.485% due 9/01/2029 (g)(n)                                                        2,887
                       11,125    Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                 Bonds, Senior Convertible, Series C, 5.345% due 6/15/2011 (f)(n)                            10,043
-----------------------------------------------------------------------------------------------------------------------------------
District of             1,200    District of Columbia, COP, 5% due 1/01/2025 (d)                                              1,263
Columbia - 0.8%         2,500    District of Columbia, Revenue Refunding Bonds (Catholic University of America Project),
                                 5.625% due 10/01/2029 (a)                                                                    2,623
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 2.8%          2,235    Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                                 Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (j)                     2,414
                        2,065    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series C, 5.25% due 11/15/2036                                    2,181
                        2,700    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                             2,810
                        5,200    Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                 due 1/01/2032 (d)                                                                            5,452
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.4%          3,500    Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General
                                 Revenue Refunding Bonds, Series C, 5% due 1/01/2033 (f)                                      3,643
                        4,270    Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (f)                  4,471
                        1,200    Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2033 (g)        1,244
                        1,675    Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2039 (g)        1,737
                        5,000    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (f)                    5,368
                        2,820    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)                    3,022
                        4,785    Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                 Corporation-Scherer), Series A, 6.80% due 1/01/2011                                          5,264
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%           2,000    Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (f)                                         2,142
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 16.3%        5,000    Chicago, Illinois, GO (Lakefront Millennium Parking Facilities), 5.125%
                                 due 1/01/2009 (g)(h)                                                                         5,221
                        2,500    Chicago, Illinois, GO (Lakefront Millennium Parking Facilities), 5.75%
                                 due 1/01/2012 (g)(h)(n)                                                                      2,759
                        3,400    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 5.75% due 1/01/2023 (f)                                                          3,713

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 4,000    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 5.75% due 1/01/2024 (f)                                                     $    4,369
                        3,300    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT, Series
                                 B-2, 6% due 1/01/2029 (b)                                                                    3,676
                            3    Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS, AMT,
                                 Series 250, 7.534% due 1/01/2021 (g)(i)                                                          3
                        2,665    Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, Third Lien,
                                 AMT, Series A-2, 5.75% due 1/01/2021 (f)                                                     2,909
                        5,080    Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2012 (a)(h)        5,527
                       28,525    Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.212%
                                 due 6/15/2010 (a)(m)(n)                                                                     26,314
                        5,500    Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5%
                                 due 6/15/2032 (a)                                                                            5,715
                        3,750    Illinois Student Assistance Commission, Student Loan Revenue Refunding Bonds, AMT,
                                 Sub-Series CC, 6.875% due 3/01/2015                                                          3,757
                        7,000    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), 5.50% due 12/15/2024 (d)                7,350
                        3,500    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (g)       3,816
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 5.2%          3,750    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5%
                                 due 6/01/2028 (f)                                                                            3,915
                        7,500    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2029 (d)                                                                            8,026
                        6,470    Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2028 (g)             6,881
                        5,055    Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2030 (g)             5,373
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 6.3%        8,500    Louisiana Local Government, Environmental Facilities, Community Development Authority
                                 Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                                 due 7/01/2030 (a)                                                                           10,096
                        2,800    Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                 Series B, 5% due 6/01/2023 (a)                                                               2,962
                        4,675    Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital Appreciation
                                 Bonds, Series B, 5.31% due 12/01/2027 (a)(n)                                                 1,606
                        6,150    New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                 Sub-Series A, 5.25% due 7/15/2028 (a)                                                        6,526
                        5,000    New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                 Sub-Series A, 5% due 7/15/2033 (a)                                                           5,195
                          800    Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project), AMT,
                                 4.70% due 11/01/2036 (a)                                                                       798
                        1,900    Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                 Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                   2,046
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.3%         5,615    Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2039 (b)                                                                            6,067
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.8%    3,730    Massachusetts Bay, Massachusetts, Transportation Authority, General Transportation
                                 System Revenue Refunding Bonds, Series A, 7% due 3/01/2011 (g)                               4,167
                        3,550    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General
                                 Transportation System), Series A, 7% due 3/01/2014 (g)                                       4,151
                        4,000    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C, 5.60%
                                 due 1/01/2045 (f)                                                                            4,244
                            3    Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                 Series 501, 7.029% due 7/01/2009 (a)(i)                                                          3

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $14,400    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (f)                                                          $   15,188
                        2,400    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                 due 1/01/2014 (d)(h)                                                                         2,602
                        1,210    Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                 Series B, 5.125% due 8/01/2027 (g)                                                           1,267
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.5%         2,350    Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%
                                 due 7/01/2036 (d)                                                                            2,471
                        2,300    Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding Bonds,
                                 AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                                  2,399
                        1,700    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (b)            1,823
                        3,300    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (b)            3,496
                        5,800    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series C, 5.45% due 12/15/2032 (b)           6,143
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%        2,100    Dakota County, Minnesota, Community Development Agency, S/F Mortgage Revenue Bonds
                                 (Mortgage-Backed Securities Program), Series B, 5.15% due 12/01/2038 (o)(p)                  2,182
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 2.0%         6,315    Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series A, 5%
                                 due 4/01/2033 (f)                                                                            6,587
                        2,300    Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                 Project), AMT, 5.90% due 11/01/2027                                                          2,505
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 7.5%           4,100    Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series A,
                                 5.50% due 9/01/2033 (j)                                                                      4,379
                        2,000    Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2030 (d)                                                                            2,084
                       19,100    Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2036 (d)                                                                           19,855
                        2,300    Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A, 4.75%
                                 due 9/01/2036 (d)                                                                            2,296
                        5,710    Washoe County, Nevada, School District, GO, 5.875% due 12/01/2009 (f)(h)                     6,036
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 3.4%   10,000    New Hampshire Health and Education Facilities Authority Revenue Bonds
                                 (Dartmouth-Hitchcock Obligation Group, 5.50% due 8/01/2027 (f)                              10,693
                        5,000    New Hampshire State Business Finance Authority, PCR, Refunding (Public Service
                                 Company), AMT, Series D, 6% due 5/01/2021 (g)                                                5,217
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 4.4%         910    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                               978
                        1,385    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             1,458
                        5,500    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                 due 7/01/2031 (g)                                                                            5,876
                        3,860    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                 due 3/01/2028                                                                                4,081
                        7,500    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                 due 3/01/2030                                                                                7,913
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.7%         8,990    Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                 Series A, 5% due 11/15/2032 (d)                                                              9,437
                        8,000    New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5%
                                 due 1/01/2032 (f)                                                                            8,438
                        3,570    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                      3,803
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.2%             2,500    Columbus, Ohio, City School District, GO (School Facilities Construction and
                                 Improvements), 5.25% due 12/01/2014 (f)(h)                                                   2,735

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,000    Jackson, Ohio, Hospital Facilities Revenue Bonds (Consolidated Health System-Jackson
                                 Hospital), 6.125% due 10/01/2009 (h)(j)                                                 $  2,133
                        5,250    Ohio State Air Quality, Development Authority Revenue Bonds (Dayton Power and Light
                                 Company Project), 4.80% due 9/01/2036 (d)                                                    5,291
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%         1,000    Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa International
                                 Airport), AMT, Series B, 6% due 6/01/2019 (d)                                                1,057
                        1,000    Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa International
                                 Airport), AMT, Series B, 6.125% due 6/01/2026 (d)                                            1,061
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.6%    11,750    Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                 School District of Philadelphia Project), 5% due 6/01/2013 (f)(h)                           12,550
                        6,000    Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                 School District of Philadelphia Project), 5.25% due 6/01/2013 (f)(h)                         6,492
                        6,250    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds,
                                 Series B, 5.50% due 10/01/2021 (f)                                                           6,694
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.6%     2,500    Providence, Rhode Island, GO, Series A, 5.70% due 7/15/2007 (f)(h)                           2,548
-----------------------------------------------------------------------------------------------------------------------------------
South                   3,750    Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds
Carolina - 4.6%                  (Securing Assets for Education Project), 5.125% due 12/01/2030                               3,953
                        3,200    Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue
                                 Refunding Bonds, 5% due 12/01/2029 (k)                                                       3,357
                        4,500    Scago Educational Facilities Corporation for Pickens County School District, South
                                 Carolina, Revenue Bonds, 5% due 12/01/2031 (f)                                               4,713
                        8,900    South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5%
                                 due 10/01/2033 (a)                                                                           9,252
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 4.0%        7,850    Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                 Corporation), 5.875% due 10/01/2024 (a)                                                      8,361
                        5,000    Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT,
                                 Series D, 6.25% due 3/01/2018 (a)                                                            5,345
                        2,075    Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C, 6.10% due 7/01/2013 (a)         2,128
                        2,390    Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C, 6.20% due 7/01/2015 (a)         2,434
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.0%           2,000    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), Trust
                                 Certificates, Second Tier, Series B, 6% due 1/01/2011 (h)                                    2,159
                        1,000    Bell County, Texas, Health Facilities Development Revenue Bonds (Lutheran General
                                 Health Care System), 6.50% due 7/01/2019 (c)                                                 1,205
                        1,835    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                 Bonds, AMT, Series A, 5.875% due 11/01/2017 (d)                                              1,970
                        2,145    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                 Bonds, AMT, Series A, 5.875% due 11/01/2018 (d)                                              2,303
                        2,385    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                 Bonds, AMT, Series A, 5.875% due 11/01/2019 (d)                                              2,561

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,600    Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Good Shepherd Medical Center Project), 6.375% due 10/01/2010 (h)(j)                    $    2,846
                        6,000    Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (h)(j)                         6,669
                        4,000    Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.75% due 11/15/2020 (g)                                                           4,288
                        9,250    Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                 (School Building), 5.46% due 8/15/2028 (d)(n)                                                3,081
                       13,350    Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                 (School Building), 5.58% due 8/15/2035 (n)                                                   2,946
                        6,150    Lewisville, Texas, Independent School District, Capital Appreciation and School
                                 Building, GO, Refunding, 4.67% due 8/15/2024 (d)(n)                                          2,692
                        7,150    North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                 5.125% due 12/15/2035 (g)                                                                    7,503
                        2,100    Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds (Professional
                                 Educators Program), AMT, Series A-1, 5.50% due 12/01/2039 (o)(p)                             2,235
                        7,200    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.75% due 8/15/2038 (a)                                                      7,798
                        4,600    Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (g)(h)                       4,943
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 3.7%            15,000    Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals Inc.), 6.30%
                                 due 2/15/2015 (g)                                                                           17,015
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%         3,100    Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                 Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                                 3,374
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.6%       2,400    Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                 due 12/01/2014 (a)(h)                                                                        2,626
                        5,100    Tacoma, Washington, Regional Water Supply System, Water Revenue Bonds, 5%
                                 due 12/01/2032 (g)                                                                           5,285
                        4,125    Washington State, GO, Series A and AT-6, 6.25% due 2/01/2011 (f)(h)                          4,311
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.9%      1,475    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25%
                                 due 7/01/2031                                                                                1,554
                        6,925    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                 due 7/01/2029                                                                                7,230
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds  (Cost - $586,829) - 133.2%                                          614,345
-----------------------------------------------------------------------------------------------------------------------------------
                                 Municipal Bonds Held in Trust (q)
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.4%          6,000    Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, 5.50%
                                 due 7/01/2014 (a)(h)                                                                         6,398
-----------------------------------------------------------------------------------------------------------------------------------
California - 7.1%       5,700    California State, GO, Refunding, 5.25% due 2/01/2033 (j)                                     6,080
                       10,000    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.50% due 6/01/2013 (b)(h)                                         10,968
                       14,160    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.625% due 6/01/2013 (h)(k)                                        15,587
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.2%         10,000    Atlanta, Georgia, Airport Passenger Facility Charge, Subordinate Lien Revenue Refunding
                                 Bonds, Series C, 5% due 1/01/2033 (f)                                                       10,408

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds Held in Trust (q)                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 9.4%       $10,000    Chicago, Illinois, Board of Education, GO (Chicago School Reform Project), 5.75%
                                 due 12/01/2027 (a)                                                                      $   10,365
                       13,665    Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                 Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2021 (g)                                   14,609
                        5,000    Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                 Bonds, Third Lien, AMT, Series A, 5.50% due 1/01/2022 (g)                                    5,270
                       12,500    Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                 Bonds, Third Lien, AMT, Series A, 5.375% due 1/01/2032 (g)                                  13,084
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 0.9%    3,825    Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines
                                 Inc. Project), AMT, Series A, 5.50% due 1/01/2019 (a)                                        4,034
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.1%       7,150    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024 (e)                         7,675
                        6,000    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031 (e)                         6,491
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.2%        13,840    New York City, New York, GO, Series B, 5.875% due 8/01/2016 (g)                             14,856
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 3.5%          15,000    Portland, Oregon, Sewer System Revenue Bonds, Series A, 5.75% due 8/01/2010 (d)(h)          15,979
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 2.4%           10,470    Denton, Texas, Utility System Revenue Bonds, Series A, 6% due 12/01/2010 (f)(h)             11,295
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 4.7%      20,000    Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 1),
                                 Series A, 5.75% due 7/01/2017 (g)                                                           21,755
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds Held in Trust (Cost - $168,708) - 37.9%                              174,854
-----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        7,500    Merrill Lynch Institutional Tax-Exempt Fund, 3.46% (l)(m)                                    7,500
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $7,500) - 1.6%                                           7,500
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $763,037*) - 172.7%                                              796,699

                                 Other Assets Less Liabilities - 0.1%                                                           418

                                 Liability for Trust Certificates, Including Interest Expense Payable - (18.6%)             (85,618)

                                 Preferred Stock, at Redemption Value - (54.2%)                                            (250,227)
                                                                                                                         ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                          $  461,272
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 678,041
                                                                      =========
      Gross unrealized appreciation                                   $  33,532
      Gross unrealized depreciation                                        (210)
                                                                      ---------
      Net unrealized appreciation                                     $  33,322
                                                                      =========

(a)   AMBAC Insured.
(b)   XL Capital Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   Assured Guaranty Insured.

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

(f)   FSA Insured.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   Radian Insured.
(k)   CIFG Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Dividend
      Affiliate                                            Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund            784           $ 41
      --------------------------------------------------------------------------

(m)   Represents the current yield as of January 31, 2007.
(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(o)   FNMA/GNMA Collateralized.
(p)   FHLMC Collateralized.
(q) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------
                                                                    Notional       Unrealized
                                                                     Amount       Depreciation
      ----------------------------------------------------------------------------------------
      Pay a fixed rate of 3.842% and receive a floating rate
      based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires May 2017                                             $  55,000        $ (206)
      ----------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield Quality Fund, Inc.

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield Quality Fund, Inc.

Date: March 26, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniYield Quality Fund, Inc.

Date: March 26, 2007